7                             UNITED STATES
                    SECURITIES AND EXCHANGE COMMISSION
                         Washington, D.C.  20549

                                 FORM 13F
                         FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:   June 30, 2008

Check here if Amendment: ____; Amendment Number:  _____
  This Amendment (Check only one.)  ___  is a restatement.
                                    ___  adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:     Falcon Point Capital, LLC
Address:  Two Embarcadero Center, Suite 1300
          San Francisco, CA  94111

Form 13F File Number:    28-4994

The institutional investment manager filing this report and the person by whom it is signed hereby represent that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists and tables, are considered integral parts of this Form.

Person Signing this Report on Behalf of Reporting Manager:

Name:     William Ellison Grayson
Title:    President
Phone:    415-782-9600
Signature, Place and Date of Signing:
     William Ellison Grayson       San Francisco, CA   July 23, 2008
          [Signature]              [City, State]            [Date]

Report Type (Check only one.):

XXX 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

___ 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

___ 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                         Form 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:           -0-

Form 13F Information Table Entry Total:      120

Form 13F Information Table Value Total:      $79,241 (X1000)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

NONE.

NAME OF ISSUER           TITLE  CUSIP      VALUE X1000   SHARES            INV.  OTHE  VOTING
                         OF                                                DISC  R     AUTH
                         CLASS                                             .     MGR
                                                                                       SOLE
ADC Telecommunications,  COM    000886309            595       40,301 SH   Sole            40,301
Inc.
AMN Healthcare           COM    001744101            325       19,205 SH   Sole            19,205
Services, Inc.
Affiliated Computer      COM    008190100          1,467       27,428 SH   Sole            27,428
Services,
Affiliated Managers      COM    008252108            665        7,379 SH   Sole             7,379
Group
Alliance Data Systems    COM    018581108          1,661       29,372 SH   Sole            29,372
Amdocs Limited           COM    g02602103            314       10,662 SH   Sole            10,662
Anadigics, Inc.          COM    032515108            698       70,825 SH   Sole            70,825
Apple Inc                COM    037833100            219        1,310 SH   Sole             1,310
Argon ST INC             COM    040149106            908       36,607 SH   Sole            36,607
Barrick Gold Corp        COM    067901108            374        8,220 SH   Sole             8,220
Bluephoenix Solutions    COM    m20157109          1,309      283,844 SH   Sole           283,844
Ltd
Broadcom                 COM    111320107            665       24,368 SH   Sole            24,368
C&D Technologies Inc     COM    124661109            312       36,870 SH   Sole            36,870
Carrizo Oil & Gas Inc.   COM    144577103            582        8,541 SH   Sole             8,541
Cellcom Israel Ltd       COM    M2196U109            683       19,971 SH   Sole            19,971
Chicago Bridge & Iron-   COM    167250109            380        9,552 SH   Sole             9,552
NY SHR
China Direct Inc         COM    169384104            432       58,881 SH   Sole            58,881
China Security &         COM    16942J105            772       57,271 SH   Sole            57,271
Surveillance
China.com Corporation    COM    g2022L106            182       72,956 SH   Sole            72,956
City Telecom (HK) Ltd    COM    178677209            524      115,739 SH   Sole           115,739
ADR
Cogo Group Inc.          COM    192448108            791       86,863 SH   Sole            86,863
Comverse Technology      COM    205862402            339       20,000 SH   Sole            20,000
Inc.
Conceptus Inc            COM    206016107            593       32,050 SH   Sole            32,050
Corning                  COM    219350105            699       30,310 SH   Sole            30,310
Crown Holdings Inc.      COM    228368106            734       28,241 SH   Sole            28,241
Cybersource Corp.        COM    23251j106          1,065       63,656 SH   Sole            63,656
Darling International    COM    237266101            469       28,398 SH   Sole            28,398
Dealertrack Holdings     COM    242309102            398       28,220 SH   Sole            28,220
Inc
Devry, Inc.              COM    251893103            453        8,448 SH   Sole             8,448
Diamond Offshore         COM    25271c102            256        1,840 SH   Sole             1,840
Drilling
Digital River Inc        COM    25388b104            285        7,398 SH   Sole             7,398
Durect Corp.             COM    266605104          1,616      440,365 SH   Sole           440,365
EMC Corp                 COM    268648102            492       33,480 SH   Sole            33,480
Ebix Inc                 COM    278715206            991       12,749 SH   Sole            12,749
Enersys                  COM    29275y102          2,335       68,217 SH   Sole            68,217
Equifax                  COM    294429105            381       11,331 SH   Sole            11,331
Equinix Inc              COM    29444u502          1,179       13,217 SH   Sole            13,217
Flir Systems             COM    302445101            808       19,918 SH   Sole            19,918
Freeport McMoran Copper  COM    35671D857            383        3,270 SH   Sole             3,270
& Gold
General Cable Corp.      COM    369300108            340        5,584 SH   Sole             5,584
Gilead                   COM    375558103            801       15,126 SH   Sole            15,126
Harmonic, Inc.           COM    413160102            464       48,771 SH   Sole            48,771
Healthextras Inc         COM    422211102            369       12,255 SH   Sole            12,255
Hub Group, Inc.          COM    443320106          1,074       31,455 SH   Sole            31,455
IAC/Interactive Corp.    COM    44919p300            546       28,328 SH   Sole            28,328
Icon PLC - Sponsored     COM    45103t107          1,582       20,951 SH   Sole            20,951
ADR
Infinera Corp            COM    45667g103            428       48,578 SH   Sole            48,578
Integrated Device        COM    458118106            426       42,840 SH   Sole            42,840
Technology,
Interdigital Inc.        COM    45867g101            645       26,533 SH   Sole            26,533
Intermap Technologies    COM    458977204            486       83,774 SH   Sole            83,774
Corp
Internap Networks        COM    45885a300            480      102,476 SH   Sole           102,476
Intersil Holdings Corp.  COM    46069S109            580       23,840 SH   Sole            23,840
Itron                    COM    465741106            670        6,809 SH   Sole             6,809
JB Hunt Transportation   COM    445658107            540       16,234 SH   Sole            16,234
Jack In The Box Inc.     COM    466367109            290       12,919 SH   Sole            12,919
Kenexa Corp              COM    488879107          1,073       56,978 SH   Sole            56,978
Landstar                 COM    515098101            478        8,652 SH   Sole             8,652
Lexington Realty Trust   COM    529043101            615       45,155 SH   Sole            45,155
MEMC Electronic          COM    552715104            288        4,677 SH   Sole             4,677
Materials Inc.
Macrovision Solutions    COM    55611c108            201       13,423 SH   Sole            13,423
Corp
Marchex Inc.             COM    56624r108            491       39,861 SH   Sole            39,861
Marvell Technology       COM    g5876h105            961       54,445 SH   Sole            54,445
MetroPCS                 COM    591708102            587       33,140 SH   Sole            33,140
Communications, Inc.
Micron Technology Inc.   COM    595112103            361       60,200 SH   Sole            60,200
Mid-America Apartment    COM    59522J103            744       14,570 SH   Sole            14,570
Communit
NII Holdings, Inc. -     COM    62913f201            828       17,430 SH   Sole            17,430
Class B
National Semiconductor   COM    637640103            601       29,250 SH   Sole            29,250
Corp.
Network Equip. Tech.,    COM    641208103            227       63,901 SH   Sole            63,901
Inc.
Oceaneering              COM    675232102            371        4,820 SH   Sole             4,820
International Inc
Online Resources         COM    68273G101            310       37,162 SH   Sole            37,162
Corporation
Otelco Inc.              COM    688823202          1,228       75,874 SH   Sole            75,874
Perfect World Co         COM    71372u104            560       22,405 SH   Sole            22,405
Pharm. Product           COM    717124101            989       23,044 SH   Sole            23,044
Photon Dynamics Inc      COM    719364101            475       31,491 SH   Sole            31,491
Physicians Formula       COM    719427106            332       35,508 SH   Sole            35,508
Holdings
Potash Corp. Sask. Inc.  COM    73755L107            256        1,120 SH   Sole             1,120
Power Integrations,      COM    739276103            901       28,513 SH   Sole            28,513
Inc.
Pozen                    COM    73941u102            232       21,307 SH   Sole            21,307
Priceline.com Inc.       COM    741503403            436        3,775 SH   Sole             3,775
Providence Service Corp  COM    743815102            439       20,804 SH   Sole            20,804
Qualcomm Inc.            COM    747525103            437        9,851 SH   Sole             9,851
Reddy Ice Holdings,      COM    75734r105            688       50,310 SH   Sole            50,310
Inc.
Rightnow Technologies,   COM    76657r106            227       16,622 SH   Sole            16,622
Inc.
Ross Stores              COM    778296103            508       14,300 SH   Sole            14,300
Rowan Companies, Inc.    COM    779382100            410        8,762 SH   Sole             8,762
Sciele Pharma Inc        COM    808627103            293       15,135 SH   Sole            15,135
Smith Micro Software     COM    832154108            617      108,276 SH   Sole           108,276
Spectranetics            COM    84760C107            262       26,581 SH   Sole            26,581
Sterling Construction    COM    859241101            332       16,729 SH   Sole            16,729
Co.
Techne Corp              COM    878377100            447        5,781 SH   Sole             5,781
Transocean Inc           COM    g90073100            623        4,089 SH   Sole             4,089
UTI Worldwide            COM    G87210103            435       21,818 SH   Sole            21,818
United Online Inc        COM    911268100            314       31,351 SH   Sole            31,351
Urban Outfitters Inc.    COM    917047102            412       13,197 SH   Sole            13,197
Urstadt Biddle           COM    917286205            754       51,440 SH   Sole            51,440
Properties
Verisign                 COM    92343E102            432       11,421 SH   Sole            11,421
Visa Inc - Class A       COM    92826c839            583        7,176 SH   Sole             7,176
Shares
Web.com Inc.             COM    94769v105          1,115      133,843 SH   Sole           133,843
Xinhua Finance Media     COM    983982109            228       97,594 SH   Sole            97,594
Ltd - ADR
iRobot Corp              COM    462726100            349       25,371 SH   Sole            25,371
Lasalle Hotel            PRD    517942504          1,052       50,000 SH   Sole            50,000
Properties Prefe
Agere Systems  12/15/09  CVBOND 00845VAA8          1,015    1,000,000 PRN  Sole         1,000,000
6.50%
Charles River 2.875%     CVBOND 159852AA0            834      750,000 PRN  Sole           750,000
6/15/34
Curagen Corp 4% due      CVBOND 23126RAE1            888    1,034,000 PRN  Sole         1,034,000
2/15/2011
Hercules II 6/30/29      CVBOND 427056BC9          1,327    1,769,000 PRN  Sole         1,769,000
6.5%
Level 3 Comm Inc. 6%     CVBOND 52729NAS9            930    1,000,000 PRN  Sole         1,000,000
due 3/15/
NII Holdings 2.75%       CVBOND 62913FAF9            582      500,000 PRN  Sole           500,000
NII Holdings 3.125%      CVBOND 62913FAJ1            632      750,000 PRN  Sole           750,000
Providence Service 6.5%  CVBOND 743815AB8            866    1,000,000 PRN  Sole         1,000,000
due 5/
QLT Inc Due: 9/15/23 3%  CVBOND 746927AB8            444      450,000 PRN  Sole           450,000
Richardson Electronics   CVBOND 763165AD9          1,176    1,425,000 PRN  Sole         1,425,000
7 3/4%
Sonic Automotive 5.25%   CVBOND 83545GAE2            970    1,000,000 PRN  Sole         1,000,000
Standard Motor Products  CVBOND 853666AB1            920    1,000,000 PRN  Sole         1,000,000
6.75%
Carriage Service Cap     CVPFD  14444t309            979       30,125 SH   Sole            30,125
Continental Air 6%       CVPFD  210796306            441       30,000 SH   Sole            30,000
11/15/30
Crown Castle Int Pfd     CVPFD  228227401          1,360       23,700 SH   Sole            23,700
6.25% due
Felcor Lodging           CVPFD  31430f200            919       48,200 SH   Sole            48,200
Newell Rubbermaid QUIPS  CVPFD  651195307          1,359       30,200 SH   Sole            30,200
Quadramed Corp 5.5%      CVPFD  74730W408          1,155       55,000 SH   Sole            55,000
United Rentals 6.5%      CVPFD  91136h306            885       28,166 SH   Sole            28,166
8/1/28


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